Financial Income (Tables)	12 Months Ended
Dec. 31, 2020
Financial Income
Schedule of Financial income

	Year Ended December 31,
	2020	2019	2018
Interest income	547	926	6
Exchange rate differences	—	—	435
Total	547	926	441